INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,122,776	$ 8,122,776
Less: Accumulated amortization	(8,122,776)	(6,136,155)
Total		1,986,621
Amortization expense related to intangible assets	1,986,621	2,852,325	2,786,725
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,073,439	8,073,439
Order backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	44,852	44,852
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,485	$ 4,485